Operating Leases - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2015
Fortaleza Knutsen
Lessor, Lease, Description [Line Items]
Current bareboat charter expiration year	2023
Recife Knutsen
Lessor, Lease, Description [Line Items]
Current bareboat charter expiration year	2023
Bodil Knutsen
Lessor, Lease, Description [Line Items]
Current time charter expiration year	2021
Time charter expiration year under options to extend	2024
Windsor Knutsen
Lessor, Lease, Description [Line Items]
Term of time charter		2 years
Time charter expiration year under options to extend	2023
Carmen Knutsen
Lessor, Lease, Description [Line Items]
Current time charter expiration year	2023
Time charter expiration year under options to extend	2026
Hilda Knutsen
Lessor, Lease, Description [Line Items]
Current time charter expiration year	2022
Time charter expiration year under options to extend	2025
Torill Knutsen
Lessor, Lease, Description [Line Items]
Current time charter expiration year	2023
Dan Cisne
Lessor, Lease, Description [Line Items]
Current bareboat charter expiration year	2023
Dan Sabia
Lessor, Lease, Description [Line Items]
Current bareboat charter expiration year	2024
Ingrid Knutsen
Lessor, Lease, Description [Line Items]
Current time charter expiration year	2024
Time charter expiration year under options to extend	2029
Raquel Knutsen
Lessor, Lease, Description [Line Items]
Current time charter expiration year	2025
Time charter expiration year under options to extend	2030
Tordis Knutsen
Lessor, Lease, Description [Line Items]
Current time charter expiration year	2022
Time charter expiration year under options to extend	2032
Vigdis Knutsen
Lessor, Lease, Description [Line Items]
Current time charter expiration year	2022
Time charter expiration year under options to extend	2032
Lena Knutsen
Lessor, Lease, Description [Line Items]
Current time charter expiration year	2022
Time charter expiration year under options to extend	2032
Brasil Knutsen
Lessor, Lease, Description [Line Items]
Current time charter expiration year	2022
Time charter expiration year under options to extend	2028
Anna Knutsen
Lessor, Lease, Description [Line Items]
Current time charter expiration year	2022
Time charter expiration year under options to extend	2028